Non-controlling interests - Disclosure of non-controlling interests by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	£ 49	£ 64	£ 45
Equity attributable to non-controlling interest	660	660
Dividends paid to non-controlling interest	49	64
Other non-controlling interests
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	0	0
Equity attributable to non-controlling interest	5	5
Dividends paid to non-controlling interest	0	0
Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	41	40
Equity attributable to non-controlling interest	529	529
Dividends paid to non-controlling interest	41	40
Upper Tier 2 instruments | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	8	24
Equity attributable to non-controlling interest	126	126
Dividends paid to non-controlling interest	£ 8	£ 24